SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - segment	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Concentration Risk [Line Items]
Number of operating segments	1
Accounts Receivable | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%		30.00%
Accounts Receivable | Customer Concentration Risk | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%		20.00%
Accounts Receivable | Customer Concentration Risk | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage	36.00%		17.00%
Revenue | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%
Revenue | Customer Concentration Risk | Customer E
Concentration Risk [Line Items]
Concentration risk, percentage	39.00%
Revenue | Customer Concentration Risk | Customer F
Concentration Risk [Line Items]
Concentration risk, percentage		16.00%